Principal accounting policies (Convenience Translation - Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Convenience translation
Rate of translations of amounts from RMB into US$	6.9430
Impairment of long-lived assets
Impairment charges of intangible assets	¥ 3,828	¥ 57,199	¥ 5,697
Accounting Standards Update 2015-17 [Member]
Impairment of long-lived assets
Reclassification Of Current Deferred Tax Assets To Non Current Assets	¥ 107,309	¥ 116,921
Use Rights [Member]
Impairment of long-lived assets
Useful life of intangible assets	40 years